INVESTMENTS IN DIRECT FINANCING LEASES (Components of Investments in Direct Financing and Sales-type Leases) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Total minimum lease payments to be received	$ 950,931	$ 1,174,327
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(429,307)	(330,056)
Net minimum lease payments receivable	521,624	844,271
Estimated residual values of leased property (un-guaranteed)	239,002	239,002
Less: unearned income	(181,088)	(243,419)
Net investment in direct financing and sales-type leases before deferred deemed equity contribution and unamortized gains	579,538	839,854
Less: deferred deemed equity contribution	0	(86,585)
Less: unamortized gains	0	(6,738)
Total investment in direct financing and sales-type leases	579,538	746,531
Current portion	38,165	37,517
Long-term portion	$ 541,373	$ 709,014